Stock-based compensation expense (Details 1) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Compensation Related Costs [Abstract]
Beginning Balance	300,000	300,000	600,000	0
Beginning Balance	$ 0.5	$ 0.5	$ 0.5
Exercisable Beginning Balance	300,000	0	0	0
Exercisable Beginning Balance	$ 0.5
Granted			0	600,000
Granted				$ 0.5
Exercised			(300,000)
Exercised			$ 0.5
Forfeited			0	0
Weighted Average Remaining Contractual Term in Years	3 years 3 months 18 days		5 years 4 months 24 days
Weighted Average Remaining Contractual Term in Years, Exercisable	3 years 3 months 18 days	4 years 3 months 18 days
Ending Balance	300,000	300,000	300,000	600,000
Ending Balance	$ 0.5	$ 0.5	$ 0.5	$ 0.5
Exercisable Ending balance	300,000	300,000	0	0
Exercisable Ending Balance	$ 0.5	$ 0.5